Share Capital	12 Months Ended
Dec. 31, 2013
Share Capital [Abstract]
Share Capital

15. Share capital

During 2011 and 2012 the Company executed a share repurchase program. During 2011, we acquired 9,402,663 ordinary shares for a consideration of $100 million, with an average share price of $10.64.  During 2012 we acquired a total number of 26,535,939 ordinary shares for a consideration of $320 million with an average share price of $12.06. All repurchased shares have been cancelled by the Board of Directors in accordance with the authorizations obtained from the Company’s shareholders.

As of December 31, 2013, our authorized share capital consists of 250,000,000 ordinary shares with a par value of €0.01.  Our outstanding ordinary share capital as per December 31, 2013, included 113,783,799 ordinary shares.

The changes in accumulated other comprehensive income (loss) by component for the year ended December 31, 2013 are:

	Net change in fair value of derivatives	Net change in fair value of pension obligations	Total
	(U.S. dollars in thousands)

Beginning balance	$(9,873)	$(4,528)	$(14,401)

Current-period other comprehensive income (loss)	4,975	(464)	4,511

Ending balance	$(4,898)	$(4,992)	$(9,890)